Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 214,575	$ 219,167
Restricted cash		25,947	25,879
Loans receivable, net of allowances of $13,111 and $11,938		21,385	15,385
Other assets and prepaid expenses		52,287	46,621
Assets held for sale		23,019	0
Total current assets		537,252	465,126
Non-current assets
Restricted cash		932	0
Other assets and prepaid expenses		78,886	69,784
Loans receivable, net of allowances of $472 and $473		1,741	1,185
Lease right-of-use assets		21,950	22,428
Property and equipment, net		16,400	15,532
Intangible assets, net		90,421	91,500
Goodwill		150,752	138,637
Total non-current assets		361,082	339,066
TOTAL ASSETS		898,334	804,192
Current liabilities
Accounts payable and accrued expenses		51,932	58,024
Travel accounts payable		355,387	287,426
Short-term debt and other financial liabilities		28,530	29,931
Deferred revenue		31,804	23,348
Contingent liabilities		6,080	7,982
Lease liabilities		6,035	6,081
Liabilities held for sale		8,370	0
Total current liabilities		671,079	564,485
Non-current liabilities
Contingent liabilities		14,738	30,593
Long-term debt and other financial liabilities		2,262	5,119
Lease liabilities		16,970	17,151
Total non-current liabilities		171,601	198,708
TOTAL LIABILITIES		842,680	763,193
Non-convertible and convertible preferred shares		181,473	168,149
SHAREHOLDERS’ DEFICIT
Common stock	[1]	292,226	287,553
Additional paid-in capital		291,440	323,706
Other reserves		(728)	(728)
Accumulated other comprehensive loss		(11,658)	(16,092)
Accumulated losses		(618,832)	(643,322)
Treasury Stock		(78,267)	(78,267)
Total Shareholders’ Deficit		(125,819)	(127,150)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		898,334	804,192
Related Party
Current assets
Related party receivable		16,646	10,676
Current liabilities
Other liabilities		88,248	37,472
Non-current liabilities
Other liabilities		125,000	125,000
Nonrelated Party
Current assets
Trade accounts receivable, net of allowances of $6,809 and $10,529		183,393	147,398
Loans receivable, net of allowances of $13,111 and $11,938		21,385	15,385
Current liabilities
Other liabilities		94,693	114,221
Non-current liabilities
Other liabilities		12,631	20,845
Series A Non-convertible Preferred Shares
Non-current liabilities
Non-convertible and convertible preferred shares		134,773	121,449
Series B Convertible Preferred Shares
Non-current liabilities
Non-convertible and convertible preferred shares		$ 46,700	$ 46,700

[1]

(1)	Represents 72,908 shares (in thousands) issued as of December 31, 2023 and 72,316 shares (in thousands) issued as of December 31, 2022. See Note 27.